RELATED PARTY TRANSACTIONS - Schedule of Accounts Payable - Related Parties (Details) - Related Party [Member] - USD ($)	Mar. 31, 2026	Mar. 31, 2025
RELATED PARTY TRANSACTIONS - Schedule of Accounts Payable - Related Parties (Details) [Line Items]
Accounts payable	$ 79,938	$ 140,261
Shanghai Yuchou Technology Development Co., Ltd. [Member]
RELATED PARTY TRANSACTIONS - Schedule of Accounts Payable - Related Parties (Details) [Line Items]
Accounts payable	54,481	0
Qingdao Lixing Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Accounts Payable - Related Parties (Details) [Line Items]
Accounts payable	23,186	90,946
Yue Yan (Shanghai) Digital Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Accounts Payable - Related Parties (Details) [Line Items]
Accounts payable	0	31,679
Hangzhou Shilian Office Equipment Co Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Accounts Payable - Related Parties (Details) [Line Items]
Accounts payable	0	16,020
Other Related Parties [Member]
RELATED PARTY TRANSACTIONS - Schedule of Accounts Payable - Related Parties (Details) [Line Items]
Accounts payable	$ 2,271	$ 1,616